                                                                                                            November 4, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Re:       DREYFUS BOND FUNDS, INC.

            File No.: 811-2653; 2-56878

Dear Sir or Madam:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended August 31, 2015.

Please direct any questions or comments to the attention of the undersigned at (212) 922-6835.

                                                                                                Very truly yours,

                                                                                                /s/ Jesse Axman

                                                                                                Jesse Axman

                                                                                                Paralegal